Events (Unaudited) Subsequent To The Date Of The Independent Auditor's Report - Additional Information (Details) - USD ($)					3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	May 05, 2021	Mar. 15, 2021	Feb. 21, 2021	Feb. 05, 2021	Mar. 31, 2021	Jun. 11, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 03, 2021	May 24, 2021	May 06, 2021	Apr. 30, 2021	Apr. 20, 2021
Business Acquisition [Line Items]
Equity method investments							$ 832,295,000	$ 832,295,000	$ 326,277,000
Reduction in investment					$ 4,000,000.0
Payments to acquire investments		$ 27,000,000.0
Treasury shares repurchased (shares)						18,103	178,280
Treasury shares repurchased, average price (dollars per share)						$ 234.73	$ 145.87
Price of repurchased stock						$ 4,200,000	$ 26,000,000.0	26,006,000	0	$ 0
Remaining repurchase amount						119,700,000	124,000,000.0	124,000,000.0
Total dividends paid								35,700,000	35,914,000	12,133,000
Investments in funds							4,244,034,000	4,244,034,000	2,518,031,000
InRe Fund
Business Acquisition [Line Items]
Amount redeemed														$ 800,000,000
Hillhouse
Business Acquisition [Line Items]
Investments in funds							2,734,666,000	2,734,666,000	1,151,601,000
Affiliated entity
Business Acquisition [Line Items]
Investments in funds							3,300,000,000	3,300,000,000
Affiliated entity | Hillhouse
Business Acquisition [Line Items]
Investments in funds							403,580,000	403,580,000	155,377,000
Proceeds from sale of investment			$ 381,300,000
Affiliated entity | Hillhouse | InRe Fund
Business Acquisition [Line Items]
Investments in funds							$ 2,365,158,000	$ 2,365,158,000	918,633,000
Series C non-voting convertible ordinary shares
Business Acquisition [Line Items]
Warrants outstanding (shares)					175,901		175,901	175,901
Warrants, exercise price (dollars per share)					$ 115.00		$ 115.00	$ 115.00
Shares issued (in shares)					89,590
Series D Preferred Stock
Business Acquisition [Line Items]
Total dividends paid	$ 7,000,000.0			$ 7,000,000.0				$ 28,000,000.0	28,000,000.0	$ 12,100,000
Series E preferred perpetual shares
Business Acquisition [Line Items]
Total dividends paid	$ 1,900,000			$ 1,900,000				7,700,000	$ 7,900,000
Deposit Facility | FAL Deposit Facility | Loan facilities
Business Acquisition [Line Items]
Maximum borrowing capacity													$ 90,000,000.0
Increase in borrowing capacity, limit													$ 10,000,000.0
Letters of credit						90,000,000.0
Letters of Credit | Letter of Credit Facility | Loan facilities
Business Acquisition [Line Items]
Maximum borrowing capacity												$ 100,000,000.0
Letters of credit						100,000,000.0
Letters of Credit | $250.0 million Letter of Credit Facility | Loan facilities
Business Acquisition [Line Items]
Maximum borrowing capacity											$ 250,000,000.0
Letters of credit						$ 250,000,000.0
Inigo
Business Acquisition [Line Items]
Ownership interest held by parent					6.50%
Trident
Business Acquisition [Line Items]
Payments to acquire investments		18,000,000.0
Northshore
Business Acquisition [Line Items]
Equity method investments					$ 34,000,000.0
Inigo
Business Acquisition [Line Items]
Commitments					16,900,000
Unfunded commitments					10,100,000
Investment, fair value					34,600,000		$ 16,900,000	$ 16,900,000
T-VIII Celestial Co-Invest LP | Affiliated entity
Business Acquisition [Line Items]
Investments in funds															$ 12,000,000.0
Not discontinued operations, disposed of by sale | Northshore
Business Acquisition [Line Items]
Gain (loss) on disposition of business					(7,800,000)
Not discontinued operations, disposed of by sale | SUL
Business Acquisition [Line Items]
Gain (loss) on disposition of business					$ 23,100,000
Value of shares received		30,000,000.0
Sales of subsidiaries, net of cash sold		$ 600,000